Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Customers' advances for construction	$ 26,820	$ 17,650
Costs expensed for book not deducted for tax, principally accrued expenses	13,124	1,105
Utility plant acquisition adjustment basis differences	12,496	11,614
Post-retirement benefits	35,955	36,141
Tax loss carryfoward	111,452	47,860
Other	2,360	2,183
Total gross deferred tax assets	202,207	116,553
Less valuation allowance	7,506	8,639
Net deferred tax assets	194,701	107,914
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	772,006	580,405
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	66,361	43,710
Tax effect of regulatory asset for postretirement benefits	35,955	36,141
Deferred investment tax credit	5,928	6,544
Total gross deferred tax liabilities	880,250	666,800
Net deferred tax liability	$ (685,549)	$ (558,886)